Derivative Instruments Accounted for at Fair Value (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities Measured at Fair Value on Recurring Basis, Non-recurring Basis
The following table includes the estimated fair value of those assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and June 30, 2022.

		December 31, 2021	June 30, 2022
Fair Value Hierarchy Level	Fair Value Hierarchy Level	Fair Value Asset (Liability)	Fair Value Asset (Liability)

		(in thousands)
Cross-currency interest rate swap agreement	Level 2	$(5,052)	$(12,725)
Interest rate swap agreements liabilities	Level 2	(3,748)	—
Interest rate swap agreements assets	Level 2	$579	$14,405